FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Liquidity Risk
Financial liabilities	$ 518,631
Trade and other payable
Liquidity Risk
Financial liabilities	34,796
Accrued expenses
Liquidity Risk
Financial liabilities	35,223
Provisions
Liquidity Risk
Financial liabilities	1,990
Credit facilities payments, including interest
Liquidity Risk
Financial liabilities	446,622
Not later than one year
Liquidity Risk
Financial liabilities	101,875
Not later than one year | Trade and other payable
Liquidity Risk
Financial liabilities	34,796
Not later than one year | Accrued expenses
Liquidity Risk
Financial liabilities	35,223
Not later than one year | Provisions
Liquidity Risk
Financial liabilities	900
Not later than one year | Credit facilities payments, including interest
Liquidity Risk
Financial liabilities	30,956
1 - 5 years
Liquidity Risk
Financial liabilities	416,756
1 - 5 years | Provisions
Liquidity Risk
Financial liabilities	1,090
1 - 5 years | Credit facilities payments, including interest
Liquidity Risk
Financial liabilities	$ 415,666